Legal, competition and regulatory matters	12 Months Ended
Dec. 31, 2025
Legal proceedings provision [abstract]
Legal, competition and regulatory matters	Legal, competition and regulatory matters
The Barclays Bank Group faces legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects. Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances.
The recognition of provisions in relation to such matters involves critical accounting estimates and judgements in accordance with the relevant accounting policies applicable to Note 22, Provisions. We have not disclosed an estimate of the potential financial impact or effect on the Barclays Bank Group of contingent liabilities where it is not currently practicable to do so. Various matters detailed in this note seek damages of an unspecified amount. While certain matters specify the damages claimed, such claimed amounts do not necessarily reflect the Barclays Bank Group’s potential financial exposure in respect of those matters.
Proceedings relating to certain advisory services agreements
In 2023, Barclays Bank PLC received requests for arbitration from two Jersey special purpose vehicles connected to PCP
International Finance Limited asserting claims in relation to the October 2008 capital raising. This matter is now concluded, and there are no other outstanding matters relating to the advisory services agreements.
Civil actions related to LIBOR and other benchmarks
Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays
Bank Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks.
US civil actions related to LIBOR
Multiple civil actions have been filed in the US against the Barclays Bank Group and other banks alleging manipulation of
USD LIBOR, Sterling LIBOR and the LIBOR benchmark that was administered by the Intercontinental Exchange Inc. and certain of its affiliates (ICE LIBOR).
With respect to USD LIBOR, one action alleging that Barclays Bank PLC, Barclays Capital Inc. (BCI) and other financial institutions individually and collectively violated provisions of the US Sherman Antitrust Act (Sherman Act), the US
Commodity Exchange Act, the US Racketeer Influenced and Corrupt Organizations Act (RICO), the US Securities Exchange
Act of 1934 and various state laws by manipulating USD LIBOR rates remains, seeking unspecified damages. In September
2025, the US federal district court in the Southern District of New York (SDNY) granted the defendants' motion for summary judgment and dismissed the remaining USD LIBOR litigations, including the action against the Barclays Bank Group. The plaintiffs are appealing the decision. A separate USD LIBOR action pending in the SDNY was previously settled. The settlement is not material to the Barclays Bank Group’s operating results, cash flows or financial position.
With respect to Sterling LIBOR, consolidated class actions filed in the SDNY against Barclays Bank PLC, BCI and other Sterling
LIBOR panel banks alleging, among other things, manipulation of the Sterling LIBOR rate in violation of the Sherman Act, US
Commodity Exchange Act and RICO, were dismissed in 2018. The US Court of Appeals for the Second Circuit (Second
Circuit) affirmed the dismissal in September 2025. This matter is concluded.
With respect to ICE LIBOR, in August 2020, a group of individual plaintiffs in the US District Court for the Northern District of
California on behalf of individual borrowers and consumers of loans and credit cards with variable interest rates linked to
USD ICE LIBOR brought an action against Barclays Bank PLC and other financial institutions alleging Sherman Act violations.
The defendants' motion to dismiss the case was granted in 2022. The US Court of Appeals for the Ninth Circuit affirmed the dismissal in December 2024. The plaintiffs' petition for US Supreme Court review was denied in June 2025, concluding the matter.
Non-US benchmarks civil actions
The remaining UK claim, issued in 2017, against Barclays Bank PLC and other banks in connection with alleged manipulation of LIBOR has now settled. The settlement is not material to the Barclays Bank Group's operating results, cash flows or financial position. Proceedings are ongoing in Spain and Italy relating to alleged manipulation of LIBOR and EURIBOR. The proceedings in Israel have concluded.
Foreign exchange civil actions
Legal proceedings have been brought or are threatened against Barclays PLC, Barclays Bank PLC, BCI and Barclays Execution
Services Limited (BX) in connection with alleged manipulation of foreign exchange in the UK, the Netherlands, Israel, Brazil and Australia. In Australia, the court has approved the settlement and the proceedings are concluded. In Israel, a settlement in principle has been agreed subject to court approval. The settlements are not material to the Barclays Bank Group's operating results, cash flows or financial position.
The above-mentioned proceedings include a class action filed against Barclays PLC, Barclays Bank PLC, BX, BCI and other financial institutions in the UK Competition Appeal Tribunal (CAT) in 2019. The CAT refused to certify the claim in 2022 and in 2023, the Court of Appeal overturned the CAT’s decision and found that the claim should be certified on an opt-out basis.
Barclays and the other financial institutions involved appealed this decision and, in December 2025, the UK Supreme Court issued a judgment in their favour, establishing that this claim should be brought as an opt-in class action.
Metals-related civil actions
A US civil complaint alleging manipulation of the price of silver in violation of the US Commodity Exchange Act, the Sherman
Act and state antitrust and consumer protection laws was brought by a proposed class of plaintiffs against a number of banks, including Barclays Bank PLC, BCI and BX. The complaint, which is filed in the SDNY, was dismissed against the
Barclays entities and certain other defendants in 2018, and against the remaining defendants in 2023. The plaintiffs have appealed the dismissal of the complaint against all defendants.
Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc.
and BCI on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices. The Barclays entities have reached a settlement in principle, which will require court approval. The settlement is not material to the Barclays Bank
Group's operating results, cash flows or financial position.
US residential mortgage-related civil action
There remains one US Residential Mortgage-Backed Securities (RMBS) related civil action arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties made by Barclays Bank PLC and/or a subsidiary acquired in 2007. Barclays’ motion to dismiss the action was denied in 2023. The parties appealed the decision and in January 2025, the appellate court reversed the lower court’s decision and dismissed the action. The plaintiff has requested review by the New York State Court of Appeals.
Government and agency securities civil actions
Treasury auction securities civil actions
Consolidated purported class action complaints filed in US federal court against Barclays Bank PLC, BCI and other financial institutions under the Sherman Act and state common law allege that the defendants: (i) conspired to manipulate the US
Treasury securities market; and/or (ii) conspired to prevent the creation of certain platforms by boycotting or threatening to boycott such trading platforms. The court dismissed the consolidated action in 2021 and the plaintiffs filed an amended complaint. The defendants’ motion to dismiss the amended complaint was granted in 2022. The plaintiffs appealed this decision, and in February 2024 the appellate court affirmed the dismissal. The plaintiffs did not seek US Supreme Court review, thereby concluding the matter.
In addition, certain plaintiffs have filed a related, direct action against BCI and certain other financial institutions, alleging that defendants conspired to fix and manipulate the US Treasury securities market in violation of the Sherman Act, the US
Commodity Exchange Act and state common law. This action remains stayed.
Variable Rate Demand Obligations civil actions
Civil actions have been filed against Barclays Bank PLC and BCI and other financial institutions alleging the defendants conspired or colluded to artificially inflate interest rates set for Variable Rate Demand Obligations (VRDOs). VRDOs are
municipal bonds with interest rates that reset on a periodic basis, most commonly weekly. An action in state court has been filed by private plaintiffs on behalf of the state of California. A settlement in principle has been agreed in that action, subject to court approval. This settlement is not material to the Barclays Bank Group's operating results, cash flows or financial position. In addition, three purported class action complaints have been consolidated in the SDNY. In the consolidated SDNY class action, certain of the plaintiffs’ claims were dismissed in 2020 and 2022 and the plaintiffs’ motion for class certification was granted in 2023, which means the case may proceed as a class action. The defendants appealed and the decision was affirmed by the Second Circuit in August 2025. The defendants have petitioned for US Supreme Court review.
Odd-lot corporate bonds antitrust class action
In 2020, BCI, together with other financial institutions, was named as a defendant in a purported class action in the US. The complaint alleges a conspiracy to boycott developing electronic trading platforms for odd-lots and price fixing. The plaintiffs demand unspecified money damages. The defendants’ motion to dismiss was granted in 2021, which the plaintiffs appealed. In July 2024, the Second Circuit vacated the judgment and remanded the case to the SDNY, where the plaintiffs filed a second amended complaint in September 2024. The defendants' motion to dismiss was granted in its entirety in
September 2025. The parties have stipulated to the discontinuance of the action, thereby concluding the matter.
Credit Default Swap civil action
A purported antitrust class action is pending in New Mexico federal court against Barclays Bank PLC, BCI and various other financial institutions. The plaintiffs, the New Mexico State Investment Council and certain New Mexico pension funds, allege that the defendants conspired to manipulate the benchmark price used to value Credit Default Swap (CDS) contracts at settlement (i.e. the CDS final auction price). The plaintiffs allege violations of US antitrust laws and the US Commodity
Exchange Act, and unjust enrichment under state law. The defendants’ motion to dismiss was denied in 2023. In January
2024, the SDNY ruled that settlement in an earlier CDS antitrust litigation bars these plaintiffs from asserting claims based on conduct occurring before 30 June 2014. The plaintiffs appealed to the Second Circuit and the appeal was denied in May
2025. The case has returned to New Mexico federal court and the defendants have filed a motion for judgment on the pleadings.
Interest rate swap and credit default swap US civil actions
Barclays PLC, Barclays Bank PLC and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS), are named as defendants in several antitrust actions, including one purported class action and individual actions brought by certain swap execution facilities, which are consolidated in the SDNY. The complaints allege the defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages. The parties have reached a settlement of the class action, which received final court approval and was paid in 2024. The individual claims are proceeding separately in the SDNY.
BDC Finance L.L.C.
In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the Supreme Court of the State of New York, demanding damages of
$298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement. Following a trial, the court ruled in 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. Barclays Bank PLC filed a counterclaim against BDC for damages, legal fees, expenses and interest. In November 2025, the court granted Barclays' pretrial motion to exclude certain evidence. BDC is appealing. A trial on damages will be scheduled.
Civil actions in respect of the US Anti-Terrorism Act
Eight civil actions, on behalf of more than 4,000 plaintiffs, were filed in US federal courts in the US District Court in the
Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Iranian government and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs or the plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the US Anti-Terrorism Act, which allows for the trebling of any proven damages.
The court granted the defendants’ motions to dismiss three out of the six actions in the EDNY. The plaintiffs appealed in one action and the dismissal was affirmed, and judgment was entered, in 2023. The plaintiffs’ motion to vacate the judgment was denied in September 2025. The other two dismissed actions in the EDNY were consolidated into one action. The plaintiffs in that action, and in one other action in the EDNY, filed amended complaints and the defendants' motion to dismiss is fully briefed. The two other actions in the EDNY are currently stayed. Out of the two actions in the SDNY, the court granted the defendants’ motion to dismiss the first action. That action is stayed, and the second SDNY action is stayed pending any appeal on the dismissal of the first.
Shareholder derivative action
In 2020, a purported Barclays shareholder filed a purported derivative action in New York state court against BCI and a number of current and former members of the Board of Directors of Barclays PLC and senior executives or employees of the
Barclays Bank Group. The shareholder plaintiff filed the claim on behalf of nominal defendant Barclays PLC, alleging that the individual defendants harmed the company through breaches of their duties, including under the Companies Act 2006. The plaintiff sought damages on behalf of Barclays PLC for the losses that Barclays PLC allegedly suffered as a result of these alleged breaches. An amended complaint was filed in 2021, which BCI and certain other defendants moved to dismiss. The motion to dismiss was granted in 2022. The plaintiff appealed the decision, and the dismissal was unanimously affirmed in
2023 by the First Judicial Department in New York. The plaintiff appealed the First Judicial Department’s decision to the New
York Court of Appeals. The dismissal was affirmed by the New York Court of Appeals in May 2025, concluding the matter. In
November 2025, the same plaintiff filed a new complaint in New York state court against the same defendants. Barclays has not yet been served.
Skilled person review in relation to historical timeshare loans and associated matters
Clydesdale Financial Services Limited (CFSL), a subsidiary of the Group which trades as Barclays Partner Finance and houses
Barclays’ point-of-sale finance business, was required by the FCA to undertake a skilled person review in 2020 following concerns about historical affordability assessments for certain loans to customers in connection with timeshare purchases.
The skilled person review was concluded in 2021. CFSL complied fully with the skilled person review requirements, including carrying out certain remediation measures. CFSL was not required to conduct a full back book review. Instead, CFSL reviewed limited historical lending to ascertain whether its practices caused customer harm and has remediated any examples of harm. This work was substantially completed during 2023, utilising provisions booked to account for any remediations. This matter is now concluded.
Motor finance commission arrangements
From 2003 to late 2019, CFSL, a wholly-owned subsidiary of the Group, provided motor finance to customers in the UK. In
2020, CFSL was transferred from Barclays Bank PLC to Barclays Principal Investments Ltd (BPIL), another subsidiary of
Barclays PLC. Barclays Bank PLC has provided an intragroup indemnity to BPIL in respect of historical litigation and conduct matters relating to CFSL.
In January 2024, the FCA appointed a skilled person to undertake a review of the historical use of discretionary commission arrangements and sales in the motor finance market across several firms. This review followed two final decisions by the UK
Financial Ombudsman Service (FOS) and a number of complaints and court claims, including some against CFSL.
On 7 October 2025, the FCA began consulting on an industry-wide compensation scheme for eligible motor finance customers. Barclays has engaged with the FCA as part of its consultation process and the FCA has stated that, if it introduces a redress scheme, it expects to publish a policy statement and final rules in February or March 2026, with compensation to consumers beginning later in 2026. The FCA has indicated that it expects to lift the existing pause on the handling of certain motor finance complaints on 31 May 2026, subject to the terms of the FCA redress scheme, if adopted.
Barclays considers it more likely than not that a redress scheme will be implemented by the FCA. As a result, Barclays has recognised in CFSL a provision of £325m in respect of this matter as at 31 December 2025 (as at 31 December 2024:
£90m). Recognising that the proposed terms of the FCA redress scheme are subject to consultation, in calculating potential redress costs and the amount of provision required, Barclays has applied a weighted average of multiple scenarios, each incorporating differing evaluations of the FCA's current proposals. The current provision reflects the estimated number of motor finance cases falling within the scope of the FCA redress scheme as proposed by the FCA consultation paper (which covers regulated motor finance agreements between 6 April 2007 and 1 November 2024 where a commission was payable by the lender to the broker), the anticipated level of customer redress reflecting the FCA's proposed methodology, the estimated customer response rate with reference to Barclays' previous remediation exercises and the costs associated with implementing the FCA's proposed approach to customer engagement.
The final terms of the FCA redress scheme remain uncertain pending publication of the FCA's policy statement and final scheme rules. Accordingly, the legal and regulatory outcomes and the nature, extent and timing of any remediation action, if required, remain uncertain. The ultimate financial impact on Barclays could differ from the recognised provision, which represents Barclays' best estimate of the cost of redress based on the information currently available to Barclays.
Over-issuance of securities in the US
In 2022, executive management became aware that Barclays Bank PLC had issued securities materially in excess of the set amount under its US shelf registration statements.
In 2022, a purported class action claim was filed in the US District Court in Manhattan seeking to hold Barclays PLC, Barclays
Bank PLC and former and current executives responsible for declines in the price of Barclays PLC’s American depositary receipts, which the plaintiffs claim occurred as a result of alleged misstatements and omissions in its public disclosures. The defendants’ motion to dismiss the case was granted in part and denied in part in February 2024. The parties reached a settlement in respect of such lawsuit, which has received final court approval and has been paid, concluding the matter. The financial impact of this settlement is not material to the Barclays Bank Group’s operating results, cash flows or financial position.
In addition, holders of VXX ETNs have brought a purported class action in the SDNY against Barclays PLC, Barclays Bank
PLC, and former and current executives and board members in the US alleging, among other things, that Barclays’ failure to disclose that these ETNs were unregistered securities misled investors and that, as a result, Barclays is liable for the holders’
alleged losses following the suspension of further sales and issuances of the ETNs. The plaintiffs were granted leave to amend and filed a new complaint in March 2024. Barclays' motion to dismiss was granted in March 2025. The plaintiffs'
motion for reconsideration was denied in June 2025. The plaintiffs are appealing the decision.
In March 2024, a purported class action was filed in the SDNY against Barclays PLC, Barclays Bank PLC and former and current executives. The plaintiff purports to bring claims on behalf of a class of short sellers, alleging that their short positions suffered substantial losses when Barclays suspended new issuances and sales of VXX ETNs as a result of the over-
issuance of securities. Barclays' motion to dismiss was granted in March 2025. The plaintiff appealed the decision granting
Barclays' motion to dismiss and, in December 2025, the Second Circuit affirmed the dismissal.
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax
In 2018, HMRC issued notices that have the effect of either removing certain Barclays overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group or preventing them from joining it. Supplies between members of a UK
VAT group are generally free from VAT. The notices had both retrospective and prospective effect. Barclays appealed
HMRC’s decisions to the First-Tier Tribunal (Tax Chamber) in relation to both the retrospective VAT assessments and the ongoing VAT payments made since 2018. £181m of VAT (inclusive of interest) was assessed retrospectively by HMRC covering the periods 2014 to 2018, of which approximately £128m is expected to be attributed to Barclays Bank UK PLC and
£53m to Barclays Bank PLC. This retrospectively assessed VAT was paid in 2018 and an asset, adjusted to reflect expected eventual recovery, is recognised. Since 2018 Barclays has paid, and recognised as an expense, VAT on intra-group supplies from the relevant subsidiaries to the members of the VAT group. In respect of the ongoing VAT payments, the court upheld
HMRC’s denial of the VAT grouping in August 2024. Barclays has appealed this decision to the Upper Tribunal.
FCA investigations concerning financial crime systems and controls and compliance with the Money Laundering
Regulations
The FCA conducted civil enforcement investigations into Barclays Bank PLC’s and Barclays Bank UK PLC’s compliance with the Money Laundering Regulations and the FCA's Principles of Business and Rules relating to anti-money laundering and financial crime systems and controls. The FCA's investigation of Barclays Bank PLC focused primarily on the historical oversight and management of a customer with heightened risk. In July 2025, Barclays Bank PLC agreed a settlement with the
FCA to resolve the investigation. At the same time, Barclays Bank UK PLC reached a settlement with the FCA in a separate investigation concerning the onboarding of a client money account for an FCA-regulated firm. The FCA recognised Barclays'
cooperation in both matters, which are now concluded.
UK bank levy
In November 2024, HMRC updated its published guidance on the treatment of beneficiary accounts for the purposes of the exclusion of protected deposits from the UK bank levy charge. HMRC’s interpretation of the UK bank levy legislation differs from Barclays’ interpretation of the legislation, which has been applied in Barclays’ UK bank levy returns and which Barclays continues to consider is correct. In December 2024, HMRC wrote to notify Barclays of its intention to challenge this treatment. Whilst engagement with HMRC continued during 2025, discussions remain at a relatively early stage and assessments have not yet been issued.
Potential indemnity claim relating to the sale of Barclays Consumer Bank Europe
In January 2025, Barclays Bank Ireland PLC completed the sale of certain assets and liabilities, specifically the Consumer
Bank Europe, its German consumer finance business, to BAWAG P.S.K., a wholly-owned subsidiary of BAWAG Group AG
(BAWAG). As part of the transaction, Barclays Bank Ireland PLC provided BAWAG with a capped indemnity in relation to transfer taxes on certain assets. Discussions with the relevant taxation authority are ongoing and are at an early stage. No formal assessment has been issued.
General
The Barclays Bank Group is engaged in various other legal, competition and regulatory matters in the UK, the US and a number of other overseas jurisdictions. It is subject to legal proceedings brought by and against the Barclays Bank Group which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, guarantees, debt collection, consumer credit, fraud, trusts, client assets, competition, data management and protection, intellectual property, money laundering, financial crime, employment, environmental and other statutory and common law issues.
The Barclays Bank Group is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to)
consumer protection measures, measures to combat money laundering and financial crime, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which the Barclays Bank Group is or has been engaged. The Barclays Bank Group is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis.
At the present time, the Barclays Bank Group does not expect the ultimate resolution of any of these other matters to have a material adverse effect on its financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters
(including formerly active matters or those matters arising after the date of this note) will not be material to Barclays Bank
PLC’s results, operations or cash flows for a particular period, depending on, among other things, the amount of the loss resulting from the matter(s) and the amount of profit otherwise reported for the reporting period.